Schedule of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 8,103,905
Allowance for doubtful accounts	(155,563)	R$ (173,007)
Current assets	7,932,505	4,731,979
Non-current assets	15,837	23,229
Total	7,948,342	4,755,208
Domestic market
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	2,710,084	2,325,075
Domestic market | Third Parties [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	2,685,687	2,304,212
Domestic market | Related Party [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	24,397	20,863
Foreign market
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	5,393,821	2,603,140
Foreign market | Third Parties [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 5,393,821	R$ 2,603,140